UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: September 30, 2004

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry74
Form 13F Information Table Value$148,874




Value
Investment

Security
Class
Cusip
X
$1000
Discretion
Sole
American Express
COM
025816109
603
11727SOLE
11727
American Intl Group Inc.
COM
026874107
6404
94188SOLE
94188
Ameritrade Hldg Corp.
COM
03074k100
4768
397030SOLE
397030
Amgen
COM
031162100
3235
56936SOLE
56936
Applied Materials
COM
038222105
2714
164600SOLE
164600
ATI Technologies Inc.
COM

1608
104900SOLE
104900
Avery Dennison Corp.
COM
053611109
296
4500SOLE
4500
Bankamerica Corp. New
COM
060505104
412
9508.68SOLE
9508.68
Best Buy
COM
086516101
2787
51380SOLE
51380
BHP Billiton Ltd Adr
ADR
088606108
3760
181200SOLE
181200
Boston Scientific
COM
101137107
1762
44358SOLE
44358
Capital One Financial
COM
14040H105
1401
18960SOLE
18960
Caremark RX Inc
COM
141705103
293
9125SOLE
9125
CEF Select Sector Spdr Fund
COM
81369y100
1919
69650SOLE
69650
ChevronTexaco Corp
COM
166764100
562
10478.21SOLE
10478.21
Cisco Systems
COM
17275R102
3857
213071SOLE
213071
CIT Group Inc. A
COM
125581108
2111
56450SOLE
56450
Citigroup
COM
172967101
5047
114400.98SOLE
114400.98
Clear Channel Commun Com
COM
184502102
454
14550SOLE
14550
Dicks Sporting Goods Inc.
COM
253393102
5966
167490SOLE
167490
DPS Biotech Holders Trust
COM
09067D201
3208
22200SOLE
22200
EBAY Inc
COM
278642103
1471
16000SOLE
16000
Exxon Mobil Corporation
COM
30231G102
561
11605.87SOLE
11605.87
Fisher Scientific INTL
COM
338032204
1146
19648SOLE
19648
Flextronics Int'l
COM

1275
96200SOLE
96200
General Electric
COM
369604103
4560
135783.13SOLE
135783.13
Genesee Wyoming
COM
371559105
1016
40125SOLE
40125
Golden West Financial Corp.
COM
381317106
285
2570SOLE
2570
Goldman Sachs Group Inc.
COM
38141G104
452
4850SOLE
4850
Greg Manning Auction Inc.
COM
563823103
730
65200SOLE
65200
Grey Global Group Inc.
COM
39787m108
687
690SOLE
690
GTech Holdings Corp
COM
400518106
3508
138550SOLE
138550
Harman Int'l Industries Inc.
COM
413086109
2872
26650SOLE
26650
Harrah's Entertainment
COM
413619107
2419
45650SOLE
45650
Helen Of Troy
COM
G4388N106
1047
38450SOLE
38450
Honeywell International Inc.
COM
438516106
498
13900SOLE
13900
IBM
COM
459200101
714
8324.02SOLE
8324.02
Intel Corp
COM
458140100
4784
238492.82SOLE
238492.82
Invitrogen Corp.
COM
46185r100
1023
18600SOLE
18600
Iron Mountain
COM
462846106
3952
116742SOLE
116742
J.C. Penney
COM
708160106
550
15600SOLE
15600
Johnson & Johnson
COM
478160104
684
12140.98SOLE
12140.98
JP Morgan Chase & Co.
COM
46625H100
787
19800SOLE
19800
Lowes Companies
COM
548661107
621
11420SOLE
11420
Martek Bio
COM
572901106
1530
31450SOLE
31450
Marvel Technology Group
COM
g5876h105
1808
69200SOLE
69200
Mcgraw Hill Co.
COM
580645109
664
8338.32SOLE
8338.32
Michaels Stores Inc.
COM
594087108
3899
65850SOLE
65850
Microsoft
COM
594918104
3389
122550.22SOLE
122550.22
Mohawk Industries
COM
608190104
1453
18300SOLE
18300
National Semiconductors
COM
637640103
1312
84674SOLE
84674
Nextel Comm Inc-Cl A
COM
65332V103
920
38600SOLE
38600
Office Depot
COM
676220106
455
30300SOLE
30300
Omnicare Inc.
COM
681904108
2247
79225SOLE
79225
Petsmart Inc.
COM
716768106
3648
128500SOLE
128500
Pfizer Inc.
COM
717081103
1529
49977.34SOLE
49977.34
Providian Corp
COM
74406A102
2319
149250SOLE
149250
Royal Dutch
COM
780257804
575
11149SOLE
11149
Staples Inc.
COM
855030102
4252
142574SOLE
142574
Steiner Leisure Ltd.
COM
p8744y102
1200
54300SOLE
54300
Teva Pharmaceutical Inds
COM
881624209
2134
82240SOLE
82240
Time-Warner
COM
887315109
933
57800SOLE
57800
Total Fina SA Spon ADR
ADR
89151E109
261
2550SOLE
2550
Tuesday Morning
COM
899035505
264
8550SOLE
8550
Tyco International
COM
902124106
2363
77072SOLE
77072
United Rentals
COM
911363109
1069
67300SOLE
67300
United Technologies
COM
913017109
5913
63320.75SOLE
63320.75
Univision Comm. Cl A
COM
914906102
2496
78955SOLE
78955
Utd Surg. Ptnrs Intl
COM
913016309
317
9240SOLE
9240
Williams Sonoma Inc Com
COM
969904101
3411
90850SOLE
90850
WYETH
COM
983024100
1679
44890SOLE
44890
Yellow Roadway Corp.
COM
985509108
2860
61000SOLE
61000
Zebra Technologies
COM
989207105
2983
48900SOLE
48900
Zimmer Holdings Inc.
COM
989565P102
2182
27601SOLE
27601